EXHIBIT 99.3

The following information relates to the credit card receivables owned by Capital One Master Trust and the delinquency, loss, revenue and payment rate characteristics of the related credit card accounts as of the dates set forth herein. Some of the terms used herein are used as defined in the Glossary of Terms at the end of this exhibit.

The Capital One Credit Card Portfolio

The Capital One credit card portfolio is primarily comprised of VISA and MasterCard accounts owned by Capital One Bank (USA), National Association. The US Bank Segment consists of two types of credit card accounts: (i) the Bank Consumer Segment, consisting of consumer revolving credit card accounts and (ii) the Bank Small Business Segment, consisting of small business revolving credit card accounts. We refer to each of the Bank Consumer Segment and the Bank Small Business Segment individually as a “Bank Segment” and collectively as the “Bank Segments.” The Master Trust Portfolio is comprised of receivables arising in accounts that have been selected from the Bank Consumer Segment and the Bank Small Business Segment.

At December 31, 2011, December 31, 2010, December 31, 2009,and December 31, 2008 the Bank Consumer Segment consisted of receivables totaling approximately $50.047 billion, $45.016 billion, $49.651 billion and $53.564 billion, respectively. At December 31, 2011, December 31, 2010, December 31, 2009, and December 31, 2008 the Bank Small Business Segment consisted of receivables totaling approximately $4.645 billion, $4.983 billion, $5.433 billion, and $5.775 billion, respectively.

The Originator

Capital One Bank (USA), National Association, a national banking association, is a subsidiary of Capital One Financial Corporation. At December 31, 2011, Capital One Bank (USA), National Association had reported assets of approximately $68.0 billion and reported stockholders’ equity of approximately $6.7 billion.

The Master Trust Portfolio

General

The Master Trust Portfolio consists of two segments of accounts, each of which has individual delinquency, loss, revenue and payment rate characteristics: (i) the Master Trust Consumer Segment, consisting of receivables arising in consumer revolving credit card accounts selected from the Bank Consumer Segment, and (ii) the Master Trust Small Business Segment, consisting of receivables arising in small business revolving credit card accounts selected from the Bank Small Business Segment. We refer to each of the Master Trust Consumer Segment and the Master Trust Small Business Segment individually as a “Master Trust Segment” and collectively as the “Master Trust Segments.” As of December 31, 2011, 90.04% of the receivables in the Master Trust Portfolio arose in accounts in the Bank Consumer Segment and 9.96% of receivables in the Master Trust Portfolio arose in accounts in the Bank Small Business Segment. There is no limitation on the percentage of the Master Trust Portfolio comprised by any Bank Segment and, as a result, the composition of the Master Trust Portfolio may change over time.

At December 31, 2011, December 31, 2010, December 31, 2009 and December 31, 2008, the aggregate invested amount of the outstanding series of certificates issued by the master trust totaled approximately $14.351 billion, $22.436 billion, $37.699 billion and $37.462 billion, respectively.

The receivables conveyed to the master trust arise in accounts selected from the Bank Portfolio based on the eligibility criteria specified in the pooling agreement as applied on the Master Trust Cut-Off Date and subsequent additional cut-off dates. Subject to those eligibility requirements and applicable regulatory guidelines, the decision regarding the method of selection of accounts from either of the Bank Segments to be designated for addition to the Master Trust Portfolio resides at the discretion of the transferor.

Set forth in this exhibit is certain information with respect to each of the Master Trust Segments, as well as certain information with respect to the Bank Small Business Segment. The Master Trust Small Business Segment may not be representative of the entire Bank Small Business Segment. Consequently, delinquency, loss, revenue and payment rate experience with respect to the Master Trust Small Business Segment may be different from that set forth below for the Bank Small Business Segment.

Delinquency and Loss Experience

Because new accounts usually initially exhibit lower delinquency rates and credit losses, the growth of receivables in the Master Trust Portfolio from approximately $36.957 billion at year end 2004, to approximately $41.509 billion at December 31, 2011, has had the effect of significantly lowering the charge-off and delinquency rates for the entire portfolio from what they otherwise would have been. However, as the proportion of new accounts to seasoned accounts becomes smaller, this effect should be lessened. As seasoning occurs or if new account origination slows, the originator expects that the charge-off rates and delinquencies will increase over time. The delinquency and net loss rates at any time reflect, among other factors, the quality of the credit card loans, the average seasoning of the accounts, the success of the originator’s collection efforts, the product mix of the Master Trust Segments or the Bank Small Business Segment, as applicable, and general economic conditions.

Gross losses represent the arithmetic sum of all receivables in the Master Trust Segments or the Bank Small Business Segment, as applicable, that were charged-off during the periods indicated in the tables below. Recoveries are collections received in respect of charged-off accounts in the Master Trust Consumer Segment or the Bank Small Business Segment, as applicable, during the periods indicated in the tables below. Recoveries are treated as finance charge collections for the Master Trust Consumer Segment and the Bank Small Business Segment. Net losses are an amount equal to gross losses minus recoveries, each for the applicable period.

The following tables set forth the delinquency and loss experience for the Master Trust Segments and for the Bank Small Business Segment, for each of the periods shown. There can be no assurance that the delinquency and loss experience for the receivables in the future will be similar to the historical experience set forth below.

Delinquencies by Receivables as a

Percentage of the

Master Trust Consumer Segment (1)(2)

(Dollars in Thousands)

	At Year End
	2011		2010		2009		2008
	Receivables	Percentage of Total Receivables	Receivables	Percentage of Total Receivables	Receivables	Percentage of Total Receivables	Receivables	Percentage of Total Receivables
Receivables Outstanding	$37,373,115	100.00%	$38,280,563	100.00%	$41,991,710	100.00%	$45,349,664	100.00%
Receivables Delinquent:
30 - 59 days	$364,394	0.98%	$375,470	0.98%	$624,860	1.49%	$636,716	1.40%
60 - 89 days	269,113	0.72	319,147	0.83	555,180	1.32	495,246	1.09
90 - 119 days	239,443	0.64	317,295	0.83	536,201	1.28	442,873	0.98
120 - 149 days	207,172	0.55	289,126	0.76	494,125	1.18	393,020	0.87
150+days	184,250	0.49	272,208	0.71	472,333	1.12	359,997	0.79

TOTAL	$1,264,372	3.38%	$1,573,246	4.11%	$2,682,699	6.39%	$2,327,852	5.13%

	At Year End
	2007		2006
	Receivables	Percentage of Total Receivables	Receivables	Percentage of Total Receivables
Receivables Outstanding	$46,066,251	100.00%	$43,974,624	100.00%
Receivables Delinquent:
30 - 59 days	$617,296	1.34%	$522,078	1.19%
60 - 89 days	465,604	1.01	350,467	0.80
90 - 119 days	415,150	0.90	308,722	0.70
120 - 149 days	367,666	0.80	265,101	0.60
150+days	341,452	0.74	240,123	0.55

TOTAL	$2,207,168	4.79%	$1,686,491	3.84%

(1)

The percentages are the result of dividing the delinquent amount by the end of period receivables outstanding for the applicable period. The delinquent amount is the dollar amount of end of period delinquencies for the period.

(2)	Figures and percentages in this table are reported on a processing month basis.

Delinquencies by Receivables as a

Percentage of the

Master Trust Small Business Segment

and the Bank Small Business Segment (1)(2)

(Dollars in Thousands)

	Master Trust Small Business Segment
	At Year End
	2011		2010		2009
	Receivables	Percentage of Total Receivables	Receivables	Percentage of Total Receivables	Receivables	Percentage of Total Receivables
Receivables Outstanding	$4,136,088	100.00%	$4,600,004	100.00%	$5,223,782	100.00%
Receivables Delinquent:
30 - 59 days	$41,942	1.01%	$50,747	1.10%	$85,674	1.64%
60 - 89 days	32,548	0.79	46,915	1.02	77,429	1.49
90 - 119 days	27,907	0.67	43,704	0.95	73,773	1.41
120 - 149 days	25,759	0.62	41,627	0.90	67,459	1.29
150+days	25,167	0.61	40,258	0.88	66,335	1.27

TOTAL	$153,323	3.70%	$223,252	4.85%	$370,670	7.10%

	Bank Small Business Segment
	At Year End
	2011		2010		2009
	Receivables	Percentage of Total Receivables	Receivables	Percentage of Total Receivables	Receivables	Percentage of Total Receivables
Receivables Outstanding	$4,645,361	100.00%	$4,982,823	100.00%	$5,433,674	100.00%
Receivables Delinquent:
30 - 59 days	$45,645	0.98%	$52,977	1.06%	$87,980	1.62%
60 - 89 days	34,988	0.75	48,513	0.98	79,566	1.46
90 - 119 days	30,392	0.66	45,454	0.91	75,826	1.39
120 - 149 days	27,856	0.60	43,010	0.86	69,309	1.28
150+days	27,259	0.59	41,507	0.84	67,835	1.25

TOTAL	$166,140	3.58%	$231,460	4.65%	$380,516	7.00%

	Bank Small Business Segment
	At Year End
	2008		2007		2006
		Percentage		Percentage		Percentage
		of Total		of Total		of Total
	Receivables	Receivables	Receivables	Receivables	Receivables	Receivables
Receivables Outstanding	$5,775,129	100.00%	$5,217,801	100.00%	$4,932,378	100.00%
Receivables Delinquent:
30 - 59 days	$91,051	1.58%	$71,507	1.37%	$62,615	1.27%
60 - 89 days	73,383	1.27	48,670	0.93	37,641	0.76
90 - 119 days	66,200	1.15	44,337	0.85	30,172	0.61
120 - 149 days	55,018	0.95	39,309	0.76	25,622	0.52
150+days	48,582	0.84	33,502	0.64	24,645	0.50

TOTAL	$334,234	5.79%	$237,325	4.55%	$180,695	3.66%

(1)

The percentages are the result of dividing the delinquent amount by the end of period receivables outstanding for the applicable period. The delinquent amount is the dollar amount of end of period delinquencies for the period.

(2)	Figures and percentages in this table are reported on a processing month basis.

Delinquencies by Accounts as a

Percentage of the

Master Trust Consumer Segment (1)(2)

	At Year End
	2011		2010		2009		2008
		Percentage		Percentage		Percentage		Percentage
		of Total		of Total		of Total		of Total
	Accounts	Accounts	Accounts	Accounts	Accounts	Accounts	Accounts	Accounts
Total Accounts	20,825,234	100.00%	20,365,046	100.00%	21,938,868	100.00%	24,079,842	100.00%
Accounts Delinquent:
30 - 59 days	182,361	0.88%	166,501	0.82%	277,661	1.27%	302,945	1.26%
60 - 89 days	118,669	0.57	120,133	0.59	222,004	1.01	215,608	0.89
90 - 119 days	101,880	0.49	114,135	0.56	201,138	0.92	189,780	0.79
120 - 149 days	82,857	0.40	99,327	0.48	175,665	0.80	161,590	0.67
150+days	69,750	0.33	88,983	0.44	160,317	0.73	143,294	0.60

TOTAL	555,517	2.67%	589,079	2.89%	1,036,785	4.73%	1,013,217	4.21%

	At Year End
	2007		2006
		Percentage		Percentage
		of Total		of Total
	Accounts	Accounts	Accounts	Accounts
Total Accounts	27,844,268	100.00%	27,332,468	100.00%
Accounts Delinquent:
30 - 59 days	384,088	1.38%	387,583	1.42%
60 - 89 days	267,571	0.96	241,842	0.88
90 - 119 days	226,547	0.81	203,940	0.75
120 - 149 days	192,498	0.69	164,858	0.60
150+days	180,871	0.65	152,888	0.56

TOTAL	1,251,575	4.49%	1,151,111	4.21%

(1)	The percentages are the result of dividing the number of delinquent accounts by the end of period accounts for the applicable period.
(2)	Figures and percentages in this table are reported on a processing month basis.

Delinquencies by Accounts as a

Percentage of the

Master Trust Small Business Segment

and the Bank Small Business Segment (1)(2)

	Master Trust Small Business Segment
	At Year End
	2011		2010		2009
	Accounts	Percentage of Total Accounts	Accounts	Percentage of Total Accounts	Accounts	Percentage of Total Accounts
Total Accounts	2,259,402	100.00%	2,355,407	100.00%	2,630,934	100.00%
Accounts Delinquent:
30 - 59 days	11,898	0.53%	14,103	0.60%	23,122	0.88%
60 - 89 days	7,678	0.34	10,385	0.44	17,967	0.68
90 - 119 days	6,322	0.28	9,232	0.39	16,081	0.61
120 - 149 days	5,206	0.23	8,091	0.34	13,927	0.53
150+days	4,795	0.21	7,486	0.32	13,136	0.50

TOTAL	35,899	1.59%	49,297	2.09%	84,233	3.20%

	Bank Small Business Segment		Bank Small Business Segment
	At Year End
	2011		2010		2009
	Accounts	Percentage of Total Accounts	Accounts	Percentage of Total Accounts	Accounts	Percentage of Total Accounts
Total Accounts	2,549,803	100.00%	2,557,767	100.00%	2,709,640	100.00%
Accounts Delinquent:
30 - 59 days	14,540	0.57%	15,374	0.60%	23,901	0.88%
60 - 89 days	9,494	0.37	11,046	0.43	18,526	0.69
90 - 119 days	7,907	0.31	9,720	0.38	16,582	0.61
120 - 149 days	6,478	0.26	8,419	0.33	14,352	0.53
150+days	5,872	0.23	7,803	0.31	13,508	0.50

TOTAL	44,291	1.74%	52,362	2.05%	86,869	3.21%

	Bank Small Business Segment
	At Year End
	2008		2007		2006
	Accounts	Percentage of Total Accounts	Accounts	Percentage of Total Accounts	Accounts	Percentage of Total Accounts
Total Accounts	3,266,203	100.00%	3,544,070	100.00%	3,621,445	100.00%
Accounts Delinquent:
30 - 59 days	27,884	0.85%	29,352	0.83%	33,111	0.91%
60 - 89 days	20,208	0.62	17,989	0.50	17,556	0.49
90 - 119 days	18,097	0.55	15,216	0.43	13,122	0.36
120 - 149 days	13,870	0.43	12,404	0.35	10,096	0.28
150+days	12,189	0.37	10,249	0.29	9,158	0.25

TOTAL	92,248	2.82%	85,210	2.40%	83,043	2.29%

(1)	The percentages are the result of dividing the number of delinquent accounts by the end of period accounts for the applicable period.
(2)	Figures and percentages in this table are reported on a processing month basis.

Loss Experience for the Master Trust Consumer Segment (1)

	At Year End
	2011	2010	2009	2008	2007	2006
Average Principal Receivables Outstanding (2)	$35,528,630	$37,794,471	$41,695,147	$43,419,060	$42,778,014	$40,335,995
Average Accounts	20,608,782	20,831,949	22,440,717	25,883,779	28,038,820	27,212,401
Gross Losses	$2,388,707	$3,993,283	$4,207,521	$3,348,613	$2,409,873	$1,910,335
Gross Losses as a Percentage of Average Principal Receivables Outstanding	6.72%	10.57%	10.09%	7.71%	5.63%	4.74%
Recoveries	$948,909	$1,002,346	$897,458	$946,664	$897,817	$818,426
Net Losses	$1,439,798	$2,990,937	$3,310,063	$2,401,949	$1,512,056	$1,091,909
Net Losses as a Percentage of Average Principal Receivables Outstanding	4.05%	7.91%	7.94%	5.53%	3.53%	2.71%
Accounts Experiencing a Loss	947,288	1,586,702	1,971,508	1,968,696	1,762,019	1,764,288
Accounts Experiencing a Loss as a Percentage of Average
Accounts Outstanding	4.60%	7.62%	8.79%	7.61%	6.28%	6.48%
Average Net Loss of Accounts with a Loss (1)	$1,520	$1,885	$1,679	$1,220	$858	$619

(1)	All dollar amounts in this table are expressed as dollars in thousands, except for Average Net Loss of Accounts with a Loss, which is expressed as actual dollars.
(2)	Calculated based on the daily average of Principal Receivables Outstanding.

Loss Experience for the Master Trust Small Business Segment

and the Bank Small Business Segment (1)

	Master Trust Small Business Segment			Bank Small Business Segment
	Year Ended			Year Ended
	2011	2010	2009	2011	2010	2009	2008
Average Principal Receivables Outstanding (2)	$4,245,062	$4,822,529	$4,612,475	$4,699,014	$5,117,852	$5,631,043	$5,421,175
Average Accounts	2,291,122	2,476,983	2,400,357	2,550,484	2,608,530	3,005,478	3,483,535
Gross Losses	$359,460	$636,602	$586,841	$375,498	$651,126	$693,144	$428,098
Gross Losses as a Percentage of Average Principal Receivables Outstanding	8.47%	13.20%	12.72%	7.99%	12.72%	12.31%	7.90%
Recoveries	$76,580	$69,335	$35,108	$92,495	$89,260	$71,256	$68,139
Net Losses	$282,880	$567,267	$551,733	$283,003	$561,866	$621,888	$359,959
Net Losses as a Percentage of Average Principal Receivables Outstanding	6.66%	11.76%	11.96%	6.02%	10.98%	11.04%	6.64%
Accounts Experiencing a Loss	85,827	153,713	164,398	96,017	159,105	199,009	152,474
Accounts Experiencing a Loss as a Percentage of Average Accounts Outstanding	3.75%	6.21%	6.85%	3.76%	6.10%	6.62%	4.38%
Average Net Loss of Accounts with a Loss(1)	$3,296	$3,690	$3,356	$2,947	$3,531	$3,125	$2,361

(1)	All dollar amounts in this table are expressed as dollars in thousands, except for Average Net Loss of Accounts with a Loss, which is expressed as actual dollars.
(2)

Calculated based on (a) the daily average of Principal Receivables Outstanding for the Master Trust Small Business Segment and (b) the average of the beginning of month Principal Receivables Outstanding and the end of month Principal Receivables Outstanding for the Bank Small Business Segment.

Loss Experience for the Master Trust Small Business Segment

and the Bank Small Business Segment(1) (cont)

	Bank Small Business Segment
	Year Ended
	2007	2006
Average Principal Receivables Outstanding (2)	$4,914,880	$4,716,488
Average Accounts	3,600,834	3,618,361
Gross Losses	$276,859	$206,341
Gross Losses as a Percentage of Average Principal Receivables Outstanding	5.63%	4.37%
Recoveries	$63,611	$52,663
Net Losses	$213,248	$153,677
Net Losses as a Percentage of Average Principal Receivables Outstanding	4.34%	3.26%
Accounts Experiencing a Loss	117,470	108,400
Accounts Experiencing a Loss as a Percentage of Average Accounts Outstanding	3.26%	3.00%
Average Net Loss of Accounts with a Loss (1)	$1,815	$1,418

(1)	All dollar amounts in this table are expressed as dollars in thousands, except for Average Net Loss of Accounts with a Loss, which is expressed as actual dollars.
(2)

Calculated based on (a) the daily average of Principal Receivables Outstanding for the Master Trust Small Business Segment and (b) the average of the beginning of month Principal Receivables Outstanding and the end of month Principal Receivables Outstanding for the Bank Small Business Segment.

Revenue Experience

The following tables set forth the revenues from finance charges and fees billed and interchange received with respect to the Master Trust Segments and the Bank Small Business Segment for each of the periods shown.

Revenue Experience for the Master Trust Consumer Segment (1)

(Dollars in Thousands)

	Year Ended
	2011	2010	2009	2008	2007	2006
Average Principal Receivables Outstanding (2)	$35,528,630	$37,794,471	$41,695,147	$43,419,060	$42,778,014	$40,335,995
Finance Charges and Fees (3)	$5,349,589	$5,695,352	$6,295,141	$7,217,128	$7,473,944	$6,368,438
Yield from Finance Charges and Fees	15.06%	15.07%	15.10%	16.62%	17.47%	15.79%
Interchange	$1,493,515	$1,312,243	$1,256,056	$1,381,684	$1,403,438	$1,295,353
Yield from Interchange	4.20%	3.47%	3.01%	3.18%	3.28%	3.21%

(1)	The percentages are calculated by dividing the amount of prior month billed finance charges and fees, and interchange by the average principal receivables outstanding for the applicable period.
(2)	Calculated based on the daily average of Principal Receivables Outstanding.
(3)

Finance Charges and Fees do not include interest on subsequent collections on accounts previously charged off. Finance Charges and Fees include monthly periodic rate finance charges, the portion of the annual membership fees amortized on a monthly basis, cash advance fees, late charges, overlimit fees and other miscellaneous fees.

Revenue Experience for the Master Trust Small Business Segment

and the Bank Small Business Segment(1)

(Dollars in Thousands)

	Master Trust Small			Bank Small
	Business Segment			Business Segment
	Year Ended			Year Ended
	2011	2010	2009	2011	2010	2009
Average Principal Receivables Outstanding (2)	$4,245,062	$4,822,529	$4,612,475	$4,699,014	$5,117,852	$5,631,043
Finance Charges and Fees (3)	$603,429	$683,725	$617,128	$655,009	$709,293	$736,655
Yield from Finance Charges and Fees	14.21%	14.18%	13.38%	13.94%	13.86%	13.08%
Interchange	$410,071	$404,267	$356,232	$488,592	$446,806	$437,190
Yield from Interchange	9.66%	8.38%	7.72%	10.40%	8.73%	7.76%

	Bank Small Business Segment
	Year Ended
	2008	2007	2006
Average Principal Receivables Outstanding (2)	$5,421,175	$4,914,880	$4,716,488
Finance Charges and Fees (3)	$765,591	$721,503	$627,030
Yield from Finance Charges and Fees	14.12%	14.68%	13.29%
Interchange	$476,033	$469,853	$430,872
Yield from Interchange	8.78%	9.56%	9.14%

(1)	The percentages are calculated by dividing the amount of prior month billed finance charges and fees, and interchange by the average principal receivables outstanding for the applicable period.
(2)

Calculated based on (a) the daily average of Principal Receivables Outstanding for the Master Trust Small Business Segment and (b) the average of the beginning of month Principal Receivables Outstanding and the end of month Principal Receivables Outstanding for the Bank Small Business Segment.

(3)

Finance Charges and Fees do not include interest on subsequent collections on accounts previously charged off. Finance Charges and Fees include monthly periodic rate finance charges, the portion of the annual membership fees amortized on a monthly basis, cash advance fees, late charges, overlimit fees and other miscellaneous fees.

There can be no assurance that the yield experience for the receivables in the future will be similar to the historical experience set forth above. In addition, revenue from the receivables will depend on the types of fees and charges assessed on the accounts, and could be adversely affected by future changes made by the bank or the servicer in those fees and charges or by other factors.

The revenue from finance charges and fees for the Master Trust Segments and the Bank Small Business Segment shown in the above tables are comprised of three primary components: periodic rate finance charges, the amortized portion of annual membership fees and other charges, such as cash advance fees, late charges, overlimit fees and other miscellaneous fees. If payment rates decline, the balances subject to monthly periodic rate finance charges tend to grow, assuming no change in the level of purchasing activity. Accordingly, under these circumstances, the yield related to monthly periodic rate finance charges normally increases. Conversely, if payment rates increase, the balances subject to monthly periodic rate finance charges tend to fall, assuming no change in the level of purchasing activity. Accordingly, under these circumstances, the yield related to monthly periodic rate finance charges normally decreases.

The Master Trust Segments and the Bank Small Business Segment may experience growth in receivables through the originator’s origination of accounts having an introductory period during which a relatively low annual percentage rate is charged. As the introductory period on these accounts expire, the originator may choose to waive all or part of the annual percentage rate increase for such accounts. Under these circumstances, the yield related to monthly periodic rate finance charges would be adversely affected. The impact of service charges on the Master Trust Segments’ and the Bank Small Business Segment’s yield varies with the type and volume of activity in and the amount of each account, as well as with the number of delinquent accounts. As aggregate account balances increase, annual membership fees, which remain constant, represent a smaller percentage of the aggregate account balances.

Payment Rates

The following tables set forth the highest and lowest accountholder monthly payment rates for the Master Trust Segments and the Bank Small Business Segment during any single month in the periods shown and the average accountholder monthly payment rates for all months during the periods shown, in each case calculated as a percentage of average monthly account balances during the periods shown. Payment rates shown in the table are based on amounts which would be payments of principal receivables on the accounts.

Accountholder Monthly Payment Rates

for the Master Trust Consumer Segment (1)

	Year Ended
	2011	2010	2009	2008	2007	2006
Lowest Month (2)	16.91%	14.51%	12.96%	13.11%	15.59%	15.34%
Highest Month (2)	20.28%	17.81%	15.88%	17.32%	18.23%	18.25%
Average Payment Rate for the Period	19.00%	16.23%	14.51%	15.82%	16.82%	16.28%

(1)	The monthly payment rates include amounts which are payments of principal receivables with respect to the accounts.
(2)

The monthly principal payment rate for any month is calculated as the total amount of principal payments received during such month divided by the sum of (i) the amount of principal receivables outstanding as of the beginning of such month and (ii) with respect to accounts added to the Master Trust Consumer Segment during such month, the amount of principal receivables outstanding in such accounts as of the related addition date. For each period presented, the principal payment rate is calculated as the average of the monthly principal payment rates during such period.

Accountholder Monthly Payment Rates

for the Master Trust Small Business Segment

and the Bank Small Business Segment (1)

	Master Trust Small
	Business Segment			Bank Small Business Segment
	Year Ended			Year Ended
	2011	2010	2009	2011	2010	2009	2008	2007	2006
Lowest Month (2)	30.27%	26.40%	22.35%	31.76%	26.81%	23.79%	28.54%	31.11%	31.10%
Highest Month (2)	40.72%	35.33%	31.99%	43.65%	36.89%	32.43%	34.14%	36.93%	37.38%
Average Payment Rate for the Period	35.56%	31.19%	27.73%	37.70%	32.07%	28.39%	32.29%	34.94%	34.41%

(1)	The monthly payment rates include amounts which are payments of principal receivables with respect to the accounts.
(2)

The monthly principal payment rate for any month is calculated (a) for the Master Trust Small Business Segment, as the total amount of principal payments received during such month divided by the sum of (i) the amount of principal receivables outstanding as of the beginning of such month and (ii) with respect to accounts added to the Master Trust Small Business Segment during such month, the amount of principal receivables outstanding in such accounts as of the related addition date and (b) for the Bank Small Business Segment, as the total amount of principal payments received during such month divided by the amount of principal receivables outstanding as of the beginning of such month. For each period presented, the principal payment rate is calculated as the average of the monthly principal payment rates during such period.

The Receivables

For the Master Trust Consumer Segment as of December 31, 2011:

•	the accounts included $36,650,108,686 of principal receivables and $723,006,283 of finance charge receivables;

•	the accounts had an average principal receivable balance of $1,753 and an average credit limit of $7,165;

•	the percentage of the aggregate total receivable balance to the aggregate total credit limit was 24.95%;

•	the average age of the accounts was approximately 90 months; and

•	approximately 86.03% of the accounts were assessed a variable rate periodic finance charge and approximately 13.97% were assessed a fixed rate periodic finance charge.

For the Master Trust Consumer Segment as of the month ended December 31, 2011:

•	10.26% of the accounts made the minimum payments as of their respective latest statement date, in each case based on the prior month statement minimum payment; and

•	18.64% of the accounts made at least full payments as of their respective latest statement date, in each case based on the prior month statement outstanding balance.

For the Master Trust Small Business Segment as of December 31, 2011:

•	the accounts included $4,070,371,852 of principal receivables and $65,716,487 of finance charge receivables;

•	the accounts had an average principal receivable balance of $1,794 and an average credit limit of $8,236;

•	the percentage of the aggregate total receivable balance to the aggregate total credit limit was 22.13%;

•	the average age of the accounts was approximately 88 months; and

•	approximately 91.22% of the accounts were assessed a variable rate periodic finance charge and approximately 8.78% were assessed a fixed rate periodic finance charge.

For the Master Trust Small Business Segment as of the month ended December 31, 2011:

•	4.23% of the accounts made the minimum payments as of their respective latest statement date, in each case based on the prior month statement minimum payment; and

•	25.04% of the accounts made at least full payments as of their respective latest statement date, in each case based on the prior month statement outstanding balance.

The following tables summarize the Master Trust Consumer Segment and the Master Trust Small Business Segment by various criteria as of December 31, 2011. References to “Receivables Outstanding” in the following tables include both finance charge receivables and principal receivables. Because the future composition of the Master Trust Consumer Segment and the Master Trust Small Business Segment may change over time, these tables are not necessarily indicative of the composition of the Master Trust Consumer Segment and the Master Trust Small Business Segment at any specific time in the future.

Composition by Account Balance

Master Trust Consumer Segment

		% of Total		% of Total
	Number of	Number	Receivables	Receivables
Account Balance Range	Accounts	of Accounts	Outstanding	Outstanding
Credit Balance (1)	131,755	0.63%	$(16,597,695)	(0.04%)
No Balance (2)	5,771,481	27.61	0.00	0.00
More than $ 0 and less than or equal to $ 1,500.00	8,167,568	39.07	4,804,033,571	12.85
$ 1,500.01-$ 5,000.00	4,849,554	23.20	13,911,810,505	37.22
$ 5,000.01-$ 10,000.00	1,368,785	6.55	9,428,365,846	25.23
Over $ 10,000.00	614,524	2.94	9,245,502,743	24.74

TOTAL	20,903,667	100.00%	$37,373,114,970	100.00%

(1)

Credit balances are a result of cardholder payments and credit adjustments applied in excess of the unpaid balance on an account. Accounts which currently have a credit balance are included because receivables may be generated with respect to those accounts in the future.

(2)

Accounts which currently have no balance are included because receivables may be generated with respect to those accounts in the future. Zero balance accounts described in “The Master Trust—The Receivables” in the accompanying prospectus are not included in these figures.

Composition by Account Balance

Master Trust Small Business Segment

		% of Total		% of Total
	Number of	Number	Receivables	Receivables
Account Balance Range	Accounts	of Accounts	Outstanding	Outstanding
Credit Balance (1)	15,931	0.70%	$(5,589,739)	(0.14%)
No Balance (2)	960,705	42.34	0.00	0.00
More than $ 0 and less than or equal to $ 1,500.00	634,762	27.97	359,638,481	8.70
$ 1,500.01-$ 5,000.00	400,544	17.65	1,195,917,799	28.91
$ 5,000.01-$ 10,000.00	161,611	7.12	1,114,258,421	26.94
Over $ 10,000.00	95,572	4.21	1,471,863,377	35.59

TOTAL	2,269,125	100.00%	$4,136,088,339	100.00%

(1)

Credit balances are a result of cardholder payments and credit adjustments applied in excess of the unpaid balance on an account. Accounts which currently have a credit balance are included because receivables may be generated with respect to those accounts in the future.

(2)

Accounts which currently have no balance are included because receivables may be generated with respect to those accounts in the future. Zero balance accounts described in “The Master Trust—The Receivables” in the accompanying prospectus are not included in these figures.

Composition by Credit Limit (1)

Master Trust Consumer Segment

		% of Total		% of Total
	Number of	Number	Receivables	Receivables
Credit Limit Range	Accounts	of Accounts	Outstanding	Outstanding
Less than or equal to $ 1,500.00	6,272,959	30.01%	$2,718,671,700	7.27%
$ 1,500.01-$ 5,000.00	6,098,706	29.18	9,799,578,539	26.22
$ 5,000.01-$ 10,000.00	3,421,528	16.37	7,712,766,067	20.64
Over $ 10,000.00	5,110,474	24.45	17,142,098,664	45.87

TOTAL	20,903,667	100.00%	$37,373,114,970	100.00%

(1)

References to “Credit Limit” herein include both the line of credit established for purchases, cash advances and balance transfers as well as receivables originated under temporary extensions of credit through account management programs. Credit limits relating to these temporary extensions decrease as cardholder payments are applied to the accounts.

Composition by Credit Limit(1)

Master Trust Small Business Segment

		% of Total		% of Total
	Number of	Number	Receivables	Receivables
Credit Limit Range	Accounts	of Accounts	Outstanding	Outstanding
Less than or equal to $ 1,500.00	560,299	24.69%	$141,676,233	3.43%
$ 1,500.01-$ 5,000.00	573,245	25.26	685,413,297	16.57
$ 5,000.01-$ 10,000.00	467,738	20.61	901,724,048	21.80
Over $ 10,000.00	667,843	29.43	2,407,274,762	58.20

TOTAL	2,269,125	100.00%	$4,136,088,339	100.00%

(1)

References to “Credit Limit” herein include both the line of credit established for purchases, cash advances and balance transfers as well as receivables originated under temporary extensions of credit through account management programs. Credit limits relating to these temporary extensions decrease as cardholder payments are applied to the accounts.

Composition by Payment Status

Master Trust Consumer Segment

		% of Total		% of Total
	Number of	Number	Receivables	Receivables
Payment Status	Accounts	of Accounts	Outstanding	Outstanding
Current to 29 days (1)	20,348,277	97.34%	$36,109,053,864	96.62%
Past due 30 – 59 days	182,308	0.87	364,281,300	0.97
Past due 60 – 89 days	118,628	0.57	269,003,618	0.72
Past due 90 – 119 days	101,855	0.49	239,371,390	0.64
Past due 120 – 149 days	82,853	0.40	207,161,532	0.55
Past due 150 days or more	69,746	0.33	184,243,266	0.49

TOTAL	20,903,667	100.00%	$37,373,114,970	100.00%

(1)	Accounts designated as current include accounts on which the minimum payment has not been received prior to the second billing date following the issuance of the related bill.

Composition by Payment Status

Master Trust Small Business Segment

		% of Total		% of Total
	Number of	Number	Receivables	Receivables
Payment Status	Accounts	of Accounts	Outstanding	Outstanding
Current to 29 days(1)	2,233,236	98.42%	$3,982,804,345	96.29%
Past due 30 – 59 days	11,895	0.52	41,927,702	1.01
Past due 60 – 89 days	7,676	0.34	32,544,041	0.79
Past due 90 – 119 days	6,318	0.28	27,891,964	0.67
Past due 120 – 149 days	5,205	0.23	25,752,606	0.62
Past due 150 days or more	4,795	0.21	25,167,681	0.61

TOTAL	2,269,125	100.00%	$4,136,088,339	100.00%

(1)	Accounts designated as current include accounts on which the minimum payment has not been received prior to the second billing date following the issuance of the related bill.

Composition by Account Age

Master Trust Consumer Segment

		% of Total		% of Total
	Number of	Number	Receivables	Receivables
Account Age	Accounts	of Accounts	Outstanding	Outstanding
Not More than 6 Months	264,551	1.27%	$328,207,961	0.88%
Over 6 Months to 12 Months	663,102	3.17	1,034,081,161	2.77
Over 12 Months to 24 Months	1,187,853	5.68	1,533,049,625	4.10
Over 24 Months to 36 Months	783,051	3.75	1,327,805,963	3.55
Over 36 Months to 48 Months	1,558,597	7.46	2,543,655,202	6.81
Over 48 Months to 60 Months	1,387,355	6.64	2,374,598,600	6.35
Over 60 Months	15,059,158	72.04	28,231,716,457	75.54

TOTAL	20,903,667	100.00%	$37,373,114,970	100.00%

Composition by Account Age

Master Trust Small Business Segment

		% of Total		% of Total
	Number of	Number	Receivables	Receivables
Account Age	Accounts	of Accounts	Outstanding	Outstanding
Not More than 6 Months	5,444	0.24%	$9,417,659	0.23%
Over 6 Months to 12 Months	16,691	0.74	24,971,076.00	0.60
Over 12 Months to 24 Months	21,379	0.94	38,623,826	0.93
Over 24 Months to 36 Months	63,396	2.79	144,280,630	3.49
Over 36 Months to 48 Months	210,286	9.27	445,380,436	10.77
Over 48 Months to 60 Months	169,253	7.46	425,058,648	10.28
Over 60 Months	1,782,676	78.56	3,048,356,065	73.70

TOTAL	2,269,125	100.00%	$4,136,088,339	100.00%

Composition by Accountholder Billing Address

Master Trust Consumer Segment

State or Territory	Number of Accounts	% of Total Number of Accounts	Receivables Outstanding	% of Total Receivables Outstanding
California	2,419,993	11.58%	$4,264,497,450	11.41%
New York	1,524,691	7.29	2,540,305,694	6.80
Texas	1,511,722	7.23	2,434,523,951	6.51
Florida	1,334,034	6.38	2,258,744,458	6.04
Pennsylvania	952,080	4.55	1,678,609,050	4.49
Illinois	932,576	4.46	1,711,531,434	4.58
New Jersey	779,662	3.73	1,397,037,989	3.74
Ohio	772,508	3.70	1,450,824,601	3.88
Virginia	608,381	2.91	1,182,366,771	3.16
Michigan	607,590	2.91	1,162,793,977	3.11
Others (1)	9,460,430	45.26	17,291,879,594	46.27

TOTAL	20,903,667	100.00%	$37,373,114,970	100.00%

(1)	No other state individually accounts for greater than or equal to 2.91% of the % of Total Number of Accounts in the Master Trust Consumer Segment.

Composition by Accountholder Billing Address

Master Trust Small Business Segment

State or Territory	Number of Accounts	% of Total Number of Accounts	Receivables Outstanding	% of Total Receivables Outstanding
California	298,380	13.15%	$542,355,747	13.11%
Texas	175,090	7.72	268,899,539	6.50
Florida	168,927	7.44	297,894,563	7.20
New York	145,315	6.40	249,033,162	6.02
Pennsylvania	87,802	3.87	164,565,963	3.98
Illinois	86,744	3.82	168,844,241	4.08
New Jersey	76,038	3.35	145,729,423	3.52
Michigan	66,263	2.92	124,254,138	3.00
Ohio	65,827	2.90	122,875,433	2.97
Massachusetts	57,313	2.53	118,860,384	2.87
Others (1)	1,041,426	45.90	1,932,775,747	46.73

TOTAL	2,269,125	100.00%	$4,136,088,339	100.00%

(1)	No other state individually accounts for greater than or equal to 2.53% of the % of Total Number of Accounts in the Master Trust Small Business Segment.

Since the largest number of accountholders (based on billing addresses) whose accounts were included in the master trust as of December 31, 2011 were in California, Florida, Texas and New York, adverse economic conditions affecting accountholders residing in these areas could affect timely payment by the related accountholders of amounts due on the accounts and, accordingly, the actual rates of delinquencies and losses with respect to the Master Trust Portfolio.

FICO®*. The following two tables summarize the Master Trust Consumer Segment and the Master Trust Small Business Segment by FICO® score. A FICO® score is a measurement determined by Fair, Isaac & Company using information collected by the major credit bureaus to assess credit risk. The bank obtains, to the extent available, FICO® scores at the origination of each account and each month thereafter. In the following two tables, Receivables Outstanding are determined as of December 31, 2011, and FICO® scores are determined

*	FICO® is a federally registered servicemark of Fair, Isaac & Company.

during the month of December 2011. References to “Receivables Outstanding” in the following two tables include both finance charge receivables and principal receivables. Because the future composition of the Master Trust Consumer Segment and the Master Trust Small Business Segment may change over time, these tables are not necessarily indicative of the composition of the Master Trust Consumer Segment and the Master Trust Small Business Segment at any specific time in the future. FICO® scores may change over time, depending on the conduct of the accountholder and changes in credit score technology.

Composition by FICO® Score

Master Trust Consumer Segment

FICO® Score (1)	Receivables Outstanding	% of Total Receivables Outstanding
No score	$140,552,170	0.38%
Less than or equal to 600	4,146,656,890	11.10
601-660	5,423,389,250	14.51
661-720	11,009,516,479	29.46
Greater than 720	16,653,000,181	44.56

TOTAL	$37,373,114,970	100.00%

(1)	The FICO® score is the Equifax Enhanced Beacon 5.0 FICO® score.

Composition by FICO® Score

Master Trust Small Business Segment(1)

FICO® Score(2)	Receivables Outstanding	% of Total Receivables Outstanding
No score	$28,906,819	0.70%
Less than or equal to 600	437,244,610	10.57
601-660	479,906,810	11.60
661-720	1,227,585,561	29.68
Greater than 720	1,962,444,538	47.45

TOTAL	$4,136,088,339	100.00%

(1)

With respect to the receivables in the Master Trust Small Business Segment, although the business owner and the business are jointly and severally liable for account balances, only the FICO® scores of the business owners are reflected in this table.

(2)	The FICO® score is the Equifax Enhanced Beacon 5.0 FICO® score.

Data from an independent credit reporting agency, such as FICO® score, is one of several factors that may be used by the bank in its credit scoring system to assess the credit risk associated with each applicant or signing individual, as applicable. Additionally, FICO® scores are based on independent third party information, the accuracy of which cannot be verified. FICO® scores should not necessarily be relied upon as a meaningful predictor of the performance of the receivables in the Master Trust Consumer Segment or the Master Trust Small Business Segment.

Static Pool Information

Static pool information regarding the performance of the receivables in the Master Trust Consumer Segment and the Bank Small Business Segment is available through an Internet Web site at www.capitalone.com/staticpool. Static pool information for the Master Trust Consumer Segment and the Bank Small Business Segment for periods prior to January 1, 2003 is not available and cannot be obtained without unreasonable expense or effort.

Glossary of Terms

“Bank Consumer Segment” means the portfolio of consumer credit card accounts owned by the bank.

“Bank Portfolio” means the portfolio of MasterCard and VISA accounts and other revolving credit accounts owned by the bank and its predecessor.

“Bank Small Business Segment” means the portfolio of small business credit card accounts owned by the bank.

“finance charge receivables” shall mean receivables created in respect of periodic finance charges, cash advance fees, late charge fees, overlimit fees, returned check charges, annual membership fees, and all other incidental and miscellaneous fees and charges, including charges for credit insurance.

“Master Trust Cut-Off Date” means June 30, 1993.

“Master Trust Consumer Segment” means the consumer revolving credit card accounts selected from the Bank Consumer Segment the receivables in which have been designated to be included in the master trust as of the Master Trust Cut-Off Date, and, for additional accounts, as of the related date of their designation, based on the eligibility criteria set forth in the pooling agreement and which accounts have not been removed from the master trust.

“Master Trust Portfolio” means the credit card accounts selected from the Bank Portfolio the receivables in which have been designated to be included in the master trust as of the Master Trust Cut-Off Date and, for additional accounts, as of the related date of their designation, based on the eligibility criteria set forth in the pooling agreement and which accounts have not been removed from the master trust.

“Master Trust Small Business Segment” means the small business revolving credit card accounts selected from the Bank Small Business Segment the receivables in which have been designated to be included in the master trust as of the related date of their designation, based on the eligibility criteria set forth in the pooling agreement and which accounts have not been removed from the master trust.

“principal receivables” shall mean all receivables other than finance charge receivables.

“receivables” means all amounts shown on Capital One’s records as amounts payable by obligors on any account from time to time, including amounts payable for principal receivables and finance charge receivables.